Stock Incentive Plans - Schedule of Restricted Stock and RSU Activity (Details) - Restricted Unit and Restricted Share Award shares in Thousands	12 Months Ended
Dec. 31, 2017 $ / shares shares
Units
Nonvested at beginning of year (in shares) | shares	4,876
Granted (in shares) | shares	2,873
Vested (in shares) | shares	(2,340)
Forfeited (in shares) | shares	(395)
Nonvested at end of year (in shares) | shares	5,014
Weighted Average Grant Date Fair Value
Nonvested at beginning of year (in dollars per share) | $ / shares	$ 55.56
Granted (in dollars per share) | $ / shares	78.35
Vested (in dollars per share) | $ / shares	78.92
Forfeited (in dollars per share) | $ / shares	89.21
Nonvested at end of year (in dollars per share) | $ / shares	$ 86.92